Equity Method Investments - Schedule of Equity Method Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity Method Investment, Summarized Financial Information [Abstract]
Current assets	$ 178,675	$ 18,237
Total assets	305,763	119,915
Current liabilities	30,535	55,443
Total liabilities	126,143	152,728
Income Statement [Abstract]
Revenue	34,085	21,135
Net income (loss)	(245,643)	(19,535)
LeoStella and X-Bow
Equity Method Investment, Summarized Financial Information [Abstract]
Current assets	60,652	64,355
Non-current assets	5,798	7,468
Total assets	66,450	71,823
Current liabilities	39,612	57,040
Non-current liabilities	706	6,589
Total liabilities	40,318	63,629
Income Statement [Abstract]
Revenue	61,802	14,917
Gross margin	12,410	2,636
Net income (loss)	$ 6,540	$ (1,873)